Properties And Equipment (Schedule Of Properties And Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 318,464	$ 291,071
Less accumulated depreciation	(201,094)	(185,735)
Net properties and equipment	117,370	105,336
Land [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	5,365	4,261
Buildings and building improvements [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	64,440	61,401
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	31,077	26,904
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	83,293	77,273
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	45,414	51,564
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	71,894	66,248
Projects Under Development [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 16,981	$ 3,420